Liquidity and capital resources - Commercial paper programmes (Details) € in Millions, $ in Millions	Mar. 31, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 EUR (€)
Liquidity and capital resources
Borrowings drawn		€ 43,259		€ 46,574
US commercial paper programme
Liquidity and capital resources
Borrowing capacity | $	$ 15,000
Borrowings drawn	570	464	$ 1,484
Euro commercial paper programme
Liquidity and capital resources
Borrowing capacity		8,000
Borrowings drawn		2,249		€ 2,262
Syndicated bank facilities
Liquidity and capital resources
Borrowings drawn		0
Syndicated revolving credit facility, maturing 27 February 2022
Liquidity and capital resources
Borrowing capacity	$ 4,100	3,300
Syndicated revolving credit facility. maturing 28 March 2021
Liquidity and capital resources
Borrowing capacity		€ 3,800